FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Dividend Advantage Municipal Fund 3

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2009

Item 1. Proxy Voting Record

Proxy Voting Summary Report

July 1, 2008 to June 30, 2009

Nuveen Dividend Advantage Municipal Fund 3

Company	Ticker	Security ID	Meeting Date	Agenda Item #	Agenda Item	Proponent	Management Rec.	Vote Cast
BlackRock MuniHoldings Fund	MHD	09253N104	9/12/2008	1.1	Elect Director/Trustee Richard E. Cavanagh	Management	For	Did Not Vote
				1.2	Elect Director/Trustee Karen P. Robards	Management	For	Did Not Vote
				1.3	Elect Director/Trustee G. Nicholas Beckwith, III	Management	For	Did Not Vote
				1.4	Elect Director/Trustee Kent Dixon	Management	For	Did Not Vote
				1.5	Elect Director/Trustee Frank J. Fabozzi	Management	For	Did Not Vote
				1.6	Elect Director/Trustee Kathleen F. Feldstein	Management	For	Did Not Vote
				1.7	Elect Director/Trustee James T. Flynn	Management	For	Did Not Vote
				1.8	Elect Director/Trustee Jerrold B. Harris	Management	For	Did Not Vote
				1.9	Elect Director/Trustee R. Glenn Hubbard	Management	For	Did Not Vote
				1.10	Elect Director/Trustee W. Carl Kester	Management	For	Did Not Vote
				1.11	Elect Director/Trustee Robert S. Salomon, Jr.	Management	For	Did Not Vote
				1.12	Elect Director/Trustee Richard S. Davis	Management	For	Did Not Vote
				1.13	Elect Director/Trustee Henry Gabbay	Management	For	Did Not Vote

PIMCO Municipal Income Fund II	PML	72200W106	12/23/2008	1.1	Elect Trustee R. Peter Sullivan III	Management	For	Did Not Vote
				1.2	Elect Trustee John C. Maney	Management	For	Did Not Vote
				1.3	Elect Trustee Diana L. Taylor	Management	For	Did Not Vote

Dreyfus Strategic Municipals Fund	LEO	261932107	6/17/2009	1.1	Elect Director David W. Burke	Management	For	Did Not Vote
				1.2	Elect Director Hans C. Mautner	Management	For	Did Not Vote
				1.3	Elect Director Burton N Wallack	Management	For	Did Not Vote
				1.4	Elect Director John E. Zuccotti	Management	For	Did Not Vote

Van Kampen Trust For Investment Grade Municipals	VGM	920929106	6/17/2009	1.1	Elect Trustee Rod Dammeyer	Management	For	Did Not Vote
				1.2	Elect Trustee Wayne W. Whalen	Management	For	Did Not Vote

Van Kampen Municipal Opportunity Trust	VMO	920935103	6/17/2009	1.1	Elect Trustee Rod Dammeyer	Management	For	Did Not Vote
				1.2	Elect Trustee Wayne W. Whalen	Management	For	Did Not Vote

Van Kampen Municipal Trust	VKQ	920919107	6/17/2009	1.1	Elect Trustee Rod Dammeyer	Management	For	Did Not Vote
				1.2	Elect Trustee Wayne W. Whalen	Management	For	Did Not Vote

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Dividend Advantage Municipal Fund 3

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 26, 2009